Inventories, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Inventory Disclosure [Abstract]
Gain on sale of imperfection	$ 462,368	$ 709,479
Sale of imperfection	545,975
Inventory obsolete	$ 9,649